Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Funko Acquisition Holdings, L.L.C. [Member]
Debt

5. Debt

Debt consists of the following (in thousands):

	March 31,	December 31,
	2019	2018
New Revolving Credit Facility	$22,456	$20,000
New Term Loan Facility	229,125	232,063
Debt issuance costs	(4,475)	(4,766)
Total term debt	224,650	227,297
Less: current portion	10,605	10,593
Long-term debt, net	$214,045	$216,704

New Credit Facilities

On October 22, 2018 (the “Closing Date”), the Company entered into a new credit agreement providing for the New Term Loan Facility in the amount of $235.0 million and the New Revolving Credit Facility of $50.0 million (as amended, the “New Credit Facilities”).  On February 11, 2019, the Company amended the New Credit Facilities to increase the New Revolving Credit Facility to $75.0 million.

Upon closing, proceeds from the New Credit Facilities were primarily used to repay all of the outstanding aggregate principal balance and accrued interest of $209.6 million on the previous Term Loan A Facility and $65.3 million on the previous Revolving Credit Facility.  Upon repayment, both the previous Term Loan A Facility and the previous Revolving Credit Facility were terminated.

The New Term Loan Facility matures on October 22, 2023 (the “Maturity Date”).  The New Term Loan Facility amortizes in quarterly installments in aggregate amounts equal to 5.00% of the original principal amount of the New Term Loan Facility in the first and second years of the New Term Loan Facility, 10.00% of the original principal amount of the New Term Loan Facility in the third and fourth years of the New Term Loan Facility and 12.50% of the original principal amount of the New Term Loan Facility in the fifth year of the New Term Loan Facility, with any outstanding balance due and payable on the Maturity Date.  The first amortization payment was on December 31, 2018.  The New Revolving Credit Facility terminates on the Maturity Date and loans thereunder may be borrowed, repaid, and reborrowed up to such date.

Loans under the New Credit Facilities bear interest, at the Company’s option, at either the Euro-Rate (as defined in the Credit Agreement) plus 3.25% or the Base Rate (as defined in the Credit Agreement) plus 2.25%, with two 0.25% step-downs based on the achievement of certain leverage ratios following the Closing Date. The Euro-Rate is subject to a 0.00% floor. For loans based on the Euro-Rate, interest payments are due at the end of each applicable interest period. For loans based on the Base Rate, interest payments are due quarterly.

The New Credit Facilities are secured by substantially all of the assets of the Company and any of its existing or future material domestic subsidiaries, subject to customary exceptions.  As of March 31, 2019 and December 31, 2018, the Company was in compliance with all of the covenants in its New Credit Facilities.

At March 31, 2019, the Company had $229.1 million and $22.5 million of borrowings outstanding under the New Term Loan Facility and New Revolving Credit Facility, respectively.   At December 31, 2018, the Company had $232.1 million and $20.0 million of borrowings outstanding under the New Term Loan Facility and New Revolving Credit Facility, respectively.

There were no outstanding letters of credit as of March 31, 2019 and December 31, 2018.

10. Debt

Debt consists of the following (in thousands):

	December 31,
	2018	2017
Former Revolving Credit Facility	$—	$10,801
New Revolving Credit Facility	20,000	—

Former Term Loan A Facility	—	228,400
New Term Loan Facility	232,063	—
Debt issuance costs	(4,766)	(5,302)
Total term debt	227,297	223,098
Less: current portion	10,593	7,928
Long-term debt, net	$216,704	$215,170

Maturities of long-term debt for each of the next five years and thereafter are as follows (in thousands):

New Term Loan Facility
2019	$11,750
2020	14,688
2021	23,500
2022	24,969
2023	157,156
Thereafter	—
Total	$232,063

Former Senior Secured Credit Facilities

In October 2015, the Company entered into a credit agreement which provided for the $175.0 million Term Loan A Facility and the Revolving Credit Facility, including a $3.0 million subfacility for the issuance of letters of credit. On September 8, 2016, the Company entered into an amendment to the credit agreement which, among other things, increased borrowings under the Term Loan A Facility by $50.0 million and changed the interest rate applicable to the Revolving Credit Facility. On January 17, 2017, the Company entered into an amendment to its credit agreement which provided for, among other things, an additional $50.0 million Term Loan B Facility, providing for interest rate options that can be chosen by the Company and an increase in commitments under the Revolving Credit Facility to $80.0 million.

In June 2017, the Company entered into additional amendments to its credit agreement to, among other things, (1) permit the Company to enter into certain subordinated loan documents, and (2) increase borrowings under the Term Loan A Facility by $20.0 million, increase commitments under the Revolving Credit Facility to $100.0 million and make certain changes to certain covenants and definitions. Proceeds from the additional Term Loan A Facility borrowings were used to fund a portion of the purchase price for the Loungefly Acquisition and to pay related fees and expenses.

In November 2017, all of the outstanding aggregate principal balance and accrued interest of $46.1 million on the Company’s Term Loan B Facility was repaid in connection with the IPO, and the Company recorded a $5.1 million loss on debt extinguishment as a result of the write-off of unamortized discount.

On March 7, 2018, the Company entered into an amendment to its credit agreement which provides for, among other things, (i) a $13.0 million prepayment of the amounts owing under the Term Loan A Facility on the effective date of the amendment, with no changes in the amount of future amortization payments, (ii) a reduction in the interest rate margins (a) for the Term Loan A Facility, from 6.25% to 5.50% for base rate loans and 7.25% to 6.50% for LIBOR rate loans and (b) for the Revolving Credit Facility, from 2.50% to 1.75% for LIBOR rate loans, (iii) a 1% prepayment premium on prepayments under both the Term Loan A Facility and the Revolving Credit Facility for 180 days after the effective date of the amendment, and (iv) a $20.0 million increase to the borrowing base under the Revolving Credit Facility, so long as no loan party formed under the laws of England and Wales or Funko UK, Ltd. incurs secured indebtedness for borrowed money.

The Former Senior Secured Credit Facilities were collateralized by substantially all of the assets of, and the equity interests held by, the borrowers and any subsidiary guarantor that may become party to the credit agreement in the future, subject to certain exceptions. The Former Senior Secured Credit Facilities also contained certain financial and restrictive covenants. As of December 31, 2017 the Company was in compliance with all covenants under the Former Senior Secured Credit Facilities.

In November 2017, all of the then outstanding aggregate principal balance and accrued interest of $55.6 million was repaid on the Revolving Credit Facility in connection with the IPO. The Company had $10.8 million of borrowings outstanding under the Revolving Credit Facility as of December 31, 2017.

New Credit Facilities

On October 22, 2018 (the “Closing Date”), the Company entered into a new credit agreement providing for the New Term Loan Facility in the amount of $235.0 million and the New Revolving Credit Facility of $50.0 million.  On February 11, 2019, the Company amended the New Credit Facilities to increase the New Revolving Credit Facility to $75.0 million.

Upon closing, proceeds from the New Credit Facilities were primarily used to repay all of the outstanding aggregate principal balance and accrued interest of $209.6 million on the previous Term Loan A Facility and $65.3 million on the previous Revolving Credit Facility.  Upon repayment, both the previous Term Loan A Facility and the previous Revolving Credit Facility were terminated.

The New Term Loan Facility matures on October 22, 2023 (the “Maturity Date”).  The New Term Loan Facility amortizes in quarterly installments in aggregate amounts equal to 5.00% of the original principal amount of the New Term Loan Facility in the first and second years of the New Term Loan Facility, 10.00% of the original principal amount of the New Term Loan Facility in the third and fourth years of the New Term Loan Facility and 12.50% of the original principal amount of the New Term Loan Facility in the fifth year of the New Term Loan Facility, with any outstanding balance due and payable on the Maturity Date.  The first amortization payment was on December 31, 2018.  The New Revolving Credit Facility terminates on the Maturity Date and loans thereunder may be borrowed, repaid, and reborrowed up to such date.

Loans under the New Credit Facilities bear interest, at the Company’s option, at either the Euro-Rate (as defined in the Credit Agreement) plus 3.25% or the Base Rate (as defined in the Credit Agreement) plus 2.25%, with two 0.25% step-downs based on the achievement of certain leverage ratios following the Closing Date. The Euro-Rate is subject to a 0.00% floor. For loans based on the Euro-Rate, interest payments are due at the end of each applicable interest period. For loans based on the Base Rate, interest payments are due quarterly.

The New Credit Facilities are secured by substantially all assets of the Company and any of its existing or future material domestic subsidiaries, subject to customary exceptions.  As of December 31, 2018, we were in compliance with all of the covenants in our New Credit Facilities.

Under certain circumstances described in the Credit Agreement, the Company may increase the New Credit Facilities in an aggregate amount not to exceed $25.0 million.  At December 31, 2018, the Company had $232.1 million and $20.0 million of borrowings outstanding under the New Term Loan Facility and New Revolving Credit Facility, respectively.

There were no outstanding letters of credit as of December 31, 2018 and 2017.

Subordinated Promissory Notes

On June 26, 2017, FAH, LLC issued promissory notes payable to certain of its members, including several members of management and its majority owner, in the aggregate principal amount of $20.0 million (the “Subordinated Promissory Notes”). Borrowings under the Subordinated Promissory Notes accrued interest at a rate equal to 11.0% per year for the first 90 days after their effective date, increasing to 13.0% per year 91 days after such effective date and 15.0% per year 181 days after such effective date. Proceeds from the Subordinated Promissory Notes were used to finance a portion of the contingent consideration related to the ACON Acquisition that was paid out during the year ended December 31, 2017.

In November 2017, all of the outstanding aggregate principal balance and accrued interest on the Subordinated Promissory Notes of $20.9 million was repaid in connection with Funko, Inc.’s IPO.